Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Predecessor [Member]	Predecessor [Member] Stock Options [Member]	Predecessor [Member] Restricted Stock [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-In Capital [Member]	Predecessor [Member] Additional Paid-In Capital [Member] Stock Options [Member]	Predecessor [Member] Additional Paid-In Capital [Member] Restricted Stock [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income/(Loss) [Member]	Predecessor [Member] Treasury Stock [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-In Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Accumulated Other Comprehensive Income/(Loss) [Member]	Successor [Member] Treasury Stock [Member]
Beginning balance at Dec. 31, 2009					$ 498,653			$ 377	$ 331,667			$ 236,398	$ 357	$ (70,146)
Beginning balance (in shares) at Dec. 31, 2009								37,662
Net income (loss)					92,731							92,731
Unrealized loss on available for sale securities, net of tax					(220)								(220)
Exercise of stock options					24,794			11	24,783
Exercise of stock options (in shares)								1,111
Tax benefit from share-based compensation						2,053	560			2,053	560
Tax deficiency related to the expiration of stock options					(351)				(351)
Resolution of tax contingencies					625				625
Employee stock purchase program					354				354
Purchase of treasury stock					(4,829)									(4,829)
Compensatory arrangements					14,074				14,074
Restricted stock grants					0			1	(1)
Restricted stock grants (in shares)								154
Forfeitures of restricted stock					0
Forfeitures of restricted stock (in shares)								(54)
Ending balance at Dec. 31, 2010					628,444			389	373,764			329,129	137	(74,975)
Ending balance (in shares) at Dec. 31, 2010								38,873
Net income (loss)					(108,971)
Ending balance at Mar. 31, 2011
Beginning balance at Dec. 31, 2010					628,444			389	373,764			329,129	137	(74,975)
Beginning balance (in shares) at Dec. 31, 2010								38,873
Net income (loss)					(26,145)							(26,145)
Unrealized loss on available for sale securities, net of tax					(124)								(124)
Exercise of stock options					10,350			7	10,343
Exercise of stock options (in shares)								668
Tax benefit from share-based compensation					(649)				(649)
Employee stock purchase program					333				333
Purchase of treasury stock					(8,004)									(8,004)
Compensatory arrangements					9,830				9,830
Cash settlement of share-based compensation					(4,133)				(4,133)
Restricted stock grants					0			1	(1)
Restricted stock grants (in shares)								170
Forfeitures of restricted stock					0
Forfeitures of restricted stock (in shares)								(33)
Other					(321)				(321)
Ending balance at Dec. 31, 2011					609,581			397	389,166			302,984	13	(82,979)
Ending balance (in shares) at Dec. 31, 2011								39,678
Beginning balance at Sep. 30, 2011
Net income (loss)					51,845
Ending balance at Dec. 31, 2011					609,581
Net income (loss)					(28,723)
Ending balance at Mar. 31, 2012
Beginning balance at Dec. 31, 2011					609,581
Net income (loss)					22,554
Ending balance at Jun. 30, 2012
Beginning balance at Dec. 31, 2011					609,581			397	389,166			302,984	13	(82,979)
Beginning balance (in shares) at Dec. 31, 2011								39,678
Net income (loss)					21,175							21,175
Unrealized loss on available for sale securities, net of tax					36								36
Exercise of stock options					11,316			4	11,312
Exercise of stock options (in shares)					1,659			394
Tax benefit from share-based compensation					7,946				7,946
Employee stock purchase program					266				266
Purchase of treasury stock					(2,163)									(2,163)
Compensatory arrangements					7,282				7,282
Restricted stock grants					0			1	(1)
Restricted stock grants (in shares)								99
Forfeitures of restricted stock					0
Forfeitures of restricted stock (in shares)								(10)
Ending balance at Sep. 28, 2012					655,439			402	415,971			324,159	49	(85,142)		0				0
Ending balance (in shares) at Sep. 28, 2012								40,161								0
Beginning balance at Jun. 30, 2012
Net income (loss)					(1,379)
Ending balance at Sep. 28, 2012					655,439										0	0				0
Ending balance (in shares) at Sep. 28, 2012																0
Net income (loss)															1,588
Ending balance at Sep. 30, 2012
Beginning balance at Sep. 28, 2012															0	0	0	0	0	0
Beginning balance (in shares) at Sep. 28, 2012																0
Net income (loss)															(32,545)			(32,545)
Unrealized loss on available for sale securities, net of tax															(10)				(10)
Capital contribution from parent															675,410		675,410
Compensatory arrangements															2,240		2,240
Ending balance at Dec. 31, 2012	645,095	0													645,095	0	677,650	(32,545)	(10)	0
Ending balance (in shares) at Dec. 31, 2012		0														0
Beginning balance at Sep. 30, 2012
Net income (loss)															(34,133)
Ending balance at Dec. 31, 2012	645,095	0	677,650	(10)											645,095	0				0
Ending balance (in shares) at Dec. 31, 2012		0														0
Net income (loss)															(36,537)
Unrealized loss on available for sale securities, net of tax				(21)
Compensatory arrangements			4,533	0
Other			(185)	0
Ending balance at Jun. 30, 2013	612,885	0	681,998	(31)
Ending balance (in shares) at Jun. 30, 2013		0
Beginning balance at Mar. 31, 2013
Net income (loss)															(21,791)
Ending balance at Jun. 30, 2013	$ 612,885	$ 0
Ending balance (in shares) at Jun. 30, 2013		0